SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
SIGNIFICANT ACCOUNTING POLICIES
3.	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies used by the Company are as follows:

Cash and cash equivalents

The Company defines cash equivalents as highly liquid investments held for the purpose of meeting short-term cash commitments that are readily convertible into known amounts of cash, with original maturities of three months or less. As at December 31, 2018, the Company had $104,943 of cash and cash equivalents (including $34,983 of cash equivalents in the form of U.S. Treasury bills) on hand, compared to $16,231 of cash (with no material cash equivalents) on hand as at December 31, 2017.

Restricted cash

Restricted cash represents funds contractually held for specific purposes and, as such, not available for general corporate purposes.

Biological assets

In accordance with IAS 41 - Agriculture, the Company’s biological assets are measured at fair value less costs to sell and harvest. The Company capitalizes all direct and indirect costs as they are incurred, which include the direct costs of seeds and growing materials and indirect costs such as utilities, labor, depreciation and overhead costs. These costs are subsequently transferred to inventory upon harvest and are then recorded within Cost of goods sold in the Consolidated Statements of Operations in the period the related product is sold. The unrealized fair value adjustments on growth of biological assets are recorded in a separate line in the Consolidated Statements of Operations.

Inventory

The Company’s inventories initially include the fair value of the biological assets at the time of harvest. They also include subsequent costs to prepare the product for ultimate sale, which include direct costs such as materials and indirect costs such as utilities and labor. All direct and indirect costs related to inventory are capitalized when they are incurred, and they are subsequently classified to Cost of goods sold in the Consolidated Statements of Operations, except for the realized fair value amounts included in inventory sold which are recorded on a separate line item. Inventory is valued at the lower of cost and net realizable value. The Company measures inventory cost using specific identification for its retail inventory and the average cost method for its cultivation inventory.

Financial instruments

Financial assets and financial liabilities, including derivatives, are recognized on the consolidated balance sheet when the Company becomes a party to the financial instrument or derivative contract.

Classification

The Company classifies its financial assets and financial liabilities in the following measurement categories: (i) those to be measured subsequently at fair value through profit or loss (“FVTPL”); (ii) those to be measured subsequently at fair value through other comprehensive income (FVOCI); and (iii) those to be measured at amortized cost. The classification of financial assets depends on the business model for managing the financial assets and the contractual terms of the cash flows. Financial liabilities are classified as those to be measured at amortized cost unless they are designated as those to be measured subsequently at FVTPL (irrevocable election at the time of recognition). For assets and liabilities measured at fair value, gains and losses are either recorded in profit or loss or other comprehensive income.

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified.

Measurement

All financial instruments are required to be measured at fair value on initial recognition, plus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at FVTPL are expensed in profit or loss. Financial assets and financial liabilities with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are generally measured at amortized cost at the end of the subsequent accounting periods. The carrying value of the Company’s financial assets held at amortized cost approximates fair value. All other financial assets including equity investments are measured at their fair values at the end of subsequent accounting periods, with any changes taken through profit and loss or other comprehensive income (irrevocable election at the time of recognition). For financial liabilities measured subsequently at FVTPL, changes in fair value due to credit risk are recorded in other comprehensive income.

The component parts of compound instruments issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement. At the date of issue, the fair value of the liability is measured separately using an estimated market rate for a similar liability without an equity component and the residual is allocated to the conversion option. The liability component is subsequently recognized on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date. The equity component is recognized and included in equity and is not subsequently re-measured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Transaction costs are divided between the liability and equity components in proportion to their values.

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs used to make the measurements. The hierarchy is summarized as follows:

•	Level 1 - quoted prices (unadjusted) that are in active markets for identical assets or liabilities

•	Level 2 - inputs that are observable for the asset or liability, either directly (prices) for similar assets or liabilities in active markets or indirectly (derived from prices) for identical assets or liabilities in markets with insufficient volume or infrequent transactions

•	Level 3 - inputs for assets or liabilities that are not based upon observable market data

The Company classifies its financial instruments as follows:

Financial Instrument	Classification	Fair Value Hierarchy
Cash and cash equivalents	Amortized cost	N/A
Short-term investments	Amortized cost	N/A
Investments in private entities	FVTPL	Level 1 & 3
Investments held for sale	FVTPL	Level 3
Promissory notes receivable	Amortized cost	N/A
Convertible line of credit	FVTPL	Level 3
Accounts payable and accrued liabilities	Amortized cost	N/A
Derivative liabilities	FVTPL	Level 3
Debt	Amortized cost	N/A

There were no material reclassifications between fair value levels during the years ended December 31, 2018 and 2017.

Impairment of financial assets

The Company assesses at each statement of financial position date whether there is objective evidence that a financial asset or group of financial assets is impaired.

The Company recognizes expected credit losses (“ECL”) for trade receivables based on the simplified approach under IFRS 9. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the trade receivable.

Evidence of impairment may include indications that a debtor or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and where observable data indicates that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults. Trade receivables are reviewed qualitatively on a case-by-case basis to determine whether they need to be written off.

For financial assets carried at amortized cost (loans receivable or promissory notes), the Company recognizes loss allowances for ECLs on such financial assets measured at amortized cost. ECLs are a probability-weighted estimate of credit losses. The Company applies a three-stage approach to measure ECLs. The Company measures loss allowance at an amount equal to 12 months of expected losses for performing loans receivable if the credit risk at the reporting date has not increased significantly since initial recognition (Stage 1) and at an amount equal to lifetime expected losses on loans receivable that have experienced a significant increase in credit risk since origination (Stage 2) and at an amount equal to lifetime expected losses which are credit impaired (Stage 3).

The Company considers a significant increase in credit risk to have occurred if contractual payments are more than 30 days past due and considers the loans receivable to be in default if they are 90 days past due. A significant increase in credit risk or default may have also occurred if there are other qualitative factors (including forward looking information) to consider; such as borrower specific information (i.e. change in credit assessment). Such factors include consideration relating to whether the counterparty is experiencing significant financial difficulty, there is a breach of contract, concessions are granted to the counterparty that would not normally be granted, or it is probable the counterparty will enter into bankruptcy or a financial reorganization.

Significant increases in credit risk are assessed based on changes in probability of default of a financial asset subsequent to initial recognition. The Company uses past due information to determine whether credit risk has increased significantly since initial recognition. Financial assets are considered to have experienced a significant increase in credit risk and are reclassified to Stage 2 if a contractual payment is more than 30 days past due as at the reporting date.

The Company defines default as the earlier of when a contractual loan payment is more than 90 days past due or when a loan becomes insolvent as a result of customer bankruptcy. Loans that have experienced a default event are considered to be credit-impaired and are reclassified as Stage 3 loans.

The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

Expected credit losses are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status and forward looking macro-economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk. All of the promissory notes receivable carried at amortized cost are considered to be in Stage 1 as at December 31, 2018, and the Company has not recognized any material ECLs during the year.

Investments in associates

In accordance with IAS 28 - Investments in Associates and Joint Ventures, associates are entities for which the Company has significant influence in, but not control or joint control of, its financial and operating policy decisions. Investments in associates are accounted for using the equity method in accordance with IAS 28 - Investments in Associates and Joint Ventures. Investments in associates are recognized initially at cost, which includes transaction costs. After initial recognition, the Company adjusts the carrying value of the investment to reflect its share of the investee’s net assets, profit or loss, and other comprehensive income until the date on which significant influence ceases. If the Company’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Company does not recognize further losses, unless it has incurred obligations or made additional investments in or payments on behalf of the other entity. The Company’s investments in equity-accounted investees are classified within Long-term investments in the Consolidated Statement of Financial Position.

Short-term investments

The Company holds short-term investments for the purpose of satisfying current cash commitments. Refer to Note 6 for more information.

Investments in private entities

Private entities are those entities that the Company has no significant influence or control and are accounted for in accordance with IFRS 9. Refer to Note 6 for more information.

Investments held for sale

The investment held for sale is presented at the lower of cost or fair value less costs to sell. An asset is regarded as held for sale if its carrying amount will be recovered principally through a sale transaction, rather than through continuing use. For this to be the case, the asset must be available for immediate sale and its sale must be highly probable. The Company’s investments held for sale are classified within Investments in the Consolidated Statements of Financial Position. Management has determined the investment income (losses) associated with investments held for sale did not meet the criteria of IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations to be reflected as discontinued operations.

Promissory notes receivable

The Company provides financing to various related and non-related businesses within the cannabis industry. These notes are accounted for as financial instruments in accordance with IFRS 9. Refer to Note 7 for more information.

Capital assets

Capital assets are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated using the following terms and methods:

Capital Asset Class	Method	Time Period
Land	Not depreciated
Buildings	Straight-line	10 - 40 years
Leasehold improvements	Straight-line	Shorter of estimated useful life or length of the lease
Furniture, fixtures and equipment	Straight-line	3 - 10 years
Construction in process	Not depreciated

An item of equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the asset) is included in the Consolidated Statements of Operations during the year the asset is derecognized. The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year end and adjusted prospectively if appropriate.

Intangible assets

Intangible assets such as management contracts are amortized over their estimated useful lives, while indefinite-lived intangibles such as cannabis licenses are not amortized.

Business combinations

The Company’s growth strategy includes acquisition of retail, cultivation, processing and other cannabis related companies. These business combinations are accounted using the acquisition method when control is transferred. The consideration transferred in the acquisition is generally measured at fair value, along with identifiable net assets acquired. Goodwill and intangibles assets acquired in a business combination are recorded on the acquisition date. Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets or liabilities of an acquired business and is attributable to synergies expected to be achieved from integrating the acquisition into the Company’s existing business. Based on the Company’s tax status discussed below, goodwill is not expected to be deductible for income tax purposes. A bargain purchase gain is recognized when the excess of the purchase price over the fair value of the net identifiable assets or liabilities acquired is negative. The Company expenses transaction costs, other than those associated with the issue of debt or equity securities, in connection with a business combination as incurred. Where applicable, the Company elects on a transaction-by-transaction basis whether to measure non-controlling interest, if any, at its fair value or at its proportionate share of the recognized amount of the identifiable net assets at the acquisition date.

Impairment of non-financial assets

Goodwill and indefinite-lived intangible assets are not subject to amortization and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. Other long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

For testing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating unit, or “CGU”). Goodwill is allocated to the CGU that is expected to benefit from synergies of a related business combination and represent the lowest level within the Company at which management monitors goodwill. An impairment loss is recognized for the amount, if any, by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs of disposal and the value in use (being the present value of expected future cash flows of the asset or CGU). When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount or the carrying amount that would have been recorded had no impairment loss been previously recognized. The Company’s most recent impairment test performed as at December 31, 2018 did not result in the recognition of any impairment losses.

Income taxes

The Corporation will be treated as a U.S corporation for U.S. federal income tax purposes under U.S. Internal Revenue Code (“IRC”) Section 7874 and be subject to U.S. federal income tax. However, for Canadian tax purposes, the Corporation is expected, regardless of any application of IRC Section 7874, to be treated as a Canadian resident company (as defined in the Income Tax Act (Canada)) for Canadian income tax purposes. As a result, the Corporation will be subject to taxation both in Canada and the U.S. Notwithstanding the foregoing, it is management’s expectation that the Company’s activities will be conducted in such a manner that income from operations will not be subjected to double taxation.

HSCP operates in the U.S. as a limited liability company that is treated as a partnership for U.S. federal, state and local income tax purposes. As a result, HSCP’s income from its U.S. operations is not subject to U.S. federal income tax because the income is attributable to its members. Accordingly, the Company’s U.S. tax provision is based on the portion of HSCP’s income attributable to the Company and excludes the income attributable to other members of HSCP, whose income is included in Net loss and comprehensive loss attributable to non-controlling interests in the Consolidated Statements of Operations. In addition, the Company also records a tax provision for the corporate entities owned directly by HSCP.

Income tax expense is recognized in the Consolidated Statements of Operations. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax assets and liabilities and the related deferred tax expense or recovery are recognized for deferred tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted or substantively enacted tax rates expected to apply when the asset is realized or the liability settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that substantive enactment occurs.

A deferred tax asset is recognized to the extent that it is probable that future taxable income will be available against which the asset can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current assets against current tax liabilities and when they relate to income taxes levied by the same taxing authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Certain Acreage subsidiaries are subject to IRC Section 280E. This section disallows deductions and credits attributable to a trade or business of trafficking in controlled substances. Under U.S. law, marijuana is a Schedule I controlled substance.

Revenue recognition

The IASB’s new revenue recognition standard IFRS 15 - Revenue from Contracts with Customers (“IFRS 15”) was adopted by the Company on January 1, 2018. The new standard replaces IAS 18 - Revenue and provides for a single model that applies to all contracts with customers with two types of recognition: at a point in time or over time. The Company has applied IFRS 15 retrospectively and determined that there is no change to the comparative periods or transitional adjustments required as a result of adoption. The Company’s accounting policy for revenue recognition under IFRS 15 is as follows:

1.	Identify the contract with a customer;

2.	Identify the performance obligation(s);

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligation(s);

5.	Recognize revenue when/as performance obligation(s) are satisfied.

Revenue from the direct sale of cannabis to customers for a fixed price is recognized when the Company transfers control of the good to the customer. Substantially all of the Company’s revenues are derived from the retail sale of cannabis in dispensaries at this time.

Revenue from management contracts is recognized over time as the management services are provided. The Company provides management services to other cannabis companies for a fee structure that varies based on the contract. The services that may be provided are broadly defined and span the entire scope of the business. The Company evaluates the nature of its promise to the customer in these contracts and determines that its promise is to provide a management service. The service comprises various activities that may vary each day (such as support for cultivation, finance, accounting, human resources, retail, etc.). Revenue from management contracts was not material for the periods presented.

Amounts disclosed as revenue are net of allowances, discounts and rebates.

Equity-settled payments

The Company issues equity-based awards to employees and consultants for services. The Company measures these awards based on their fair value at the grant date and recognizes compensation expense over the requisite service period. For awards granted to non-employees, the compensation expense is measured at the fair value of the goods and services received except when the fair value cannot be estimated in which case it is measured at the fair value of the award granted.

Critical accounting estimates and judgements:

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis.

Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the review affects both current and future periods. The estimates and assumptions that have a significant risk of causing material adjustments to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Financial instruments

The Company evaluates the fair value of investments at the end of each reporting period. In addition to investment-specific information, the Company considers general market trends, conditions and transactions. Financial information for private companies in which the Company has investments may not be available and, even if available, that information may be limited and/or unreliable. Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these techniques may not be realized or realizable.

The fair value of investments may be adjusted if:

•	There has been a significant subsequent equity financing provided by outside investors at a valuation different than the current value of the investee company, in which case the fair value of the investment is set to the value at which that financing took place;

•	There have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a material impact on the investee company’s prospects and therefore its fair value;

•	The investee company is placed into receivership or bankruptcy;

•	Based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern;

•	The investee company makes important positive/negative management changes that the Company’s management believes will have a positive/negative impact on the investee company’s ability to achieve its objectives and build value for shareholders.

Adjustment to the fair value of the investments will be based upon management’s judgment and any value estimated may not be realized or realizable. Refer to Note 6 for discussion of current period fair value adjustments.

Derivative liabilities

The Company uses the fair-value method of accounting for derivative liabilities and such liabilities are re-measured at each reporting date with changes in fair value recorded in the period incurred. The fair value is estimated using a Black-Scholes model with a Monte Carlo simulation. Critical estimates and assumptions used in the model are discussed in Note 10.

Taxes

Provisions for taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. It is possible, however, that at some future date, an additional liability could result from audits by taxing authorities. If the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will affect the tax provisions in the period in which such determination is made.

Business combinations

The Company must assess whether an entity being purchased constitutes a business, which requires an assessment of inputs and processes in place at the acquiree. The fair value of assets acquired and liabilities assumed requires management to make significant estimates. Judgement is required to determine when the Company gains control of an investment. This requires an assessment of the relevant activities of the investee that significantly affect its returns, including operating and capital expenditure decision-making, financing of the investee, key management personnel changes and when decisions in relation to those activities are under the control of the Company or require unanimous consent from the investors. Investments in which the Company does not gain control are accounted for as investments in associates (if the Company has significant influence) or as investments in private entities (if the Company has no significant influence). Refer to Note 4 and Note 6 for further discussion.

Impairment on promissory notes receivable

At each reporting date the Company assesses whether the credit risk on its promissory notes receivable has increased significantly since initial recognition. Refer to Note 17 for further discussion on credit risk.

Impairment on investments in associates

An impairment loss on an investment in an associate is measured by comparing the recoverable amount of the investment with its carrying amount. The Company must assess several factors, such as the market conditions, potential buyers and the performance of the associate to determine the recoverable amount. Refer to Note 6 for further discussion.

Biological assets

The Company makes several estimates in calculating the fair value of its biological assets, including harvest cycle, harvest yield and price per gram. Refer to Note 9 for further discussion.

New standards and interpretations issued but not yet adopted:

Several new standards, amendments to standards and interpretations are not yet effective for the year ended December 31, 2018 and have not been applied in preparing these consolidated financial statements:

Leases

In January 2016, the IASB issued IFRS 16 - Leases (“IFRS 16”). The new standard will replace IAS 17 - Leases and eliminates the classification of leases as either operating or finance leases from the perspective of the lessee. All contracts that meet the definition of a lease will be recorded in the Statements of Financial Position as a right-of-use asset and corresponding lease liability. Under the new standard, the treatment of all lease expense is included in Depreciation and amortization in the Consolidated Statements of Operations, and the liability is unwound using the interest component inherent in each lease.

IFRS 16 will be applied by the Company using the cumulative catch-up approach for annual periods beginning on January 1, 2019. Under this approach, the Company will not restate its comparative figures and will recognize a right-of-use asset equal to the present value of the future lease payments.

The Company has several leases in place as disclosed in Note 14. On transition to IFRS 16, the Company will elect to apply the practical expedient to only transition contracts which were previously identified as leases. The Company will also elect to not recognize right-of-use assets and lease liabilities for leases that have a lease term of 12 months or less and for leases of low-value assets. The Company will account for leases for which the lease term ends within 12 months of the date of initial application as short-term leases. The Company is currently finalizing the quantitative assessment of the impact of the adoption of this new standard.